RELATED PARTIES - Schedule of Compensation paid to key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 10	$ 8	$ 7
Total compensation to key management personnel	$ 10	$ 8	$ 7